Post-employment Benefits - Benefit obligation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Post-employment pension plans.
Beginning of year	$ 1,468,112	$ 962,497
Service cost	148,987	131,662
Interest cost	187,470	193,344
Benefits paid	(23,200)	(541)
Past service cost	40,542	46,846
End of year	2,080,651	1,468,112
Pensions
Post-employment pension plans.
Beginning of year	1,288,784
End of year	1,724,801	1,288,784
Seniority Premiums
Post-employment pension plans.
Beginning of year	179,328
Benefits paid	(23,200)
End of year	355,850	179,328
Defined benefit obligation
Post-employment pension plans.
Beginning of year	2,847,608	2,477,527
Service cost	148,987	131,662
Interest cost	187,470	193,344
Benefits paid	(221,184)	(215,474)
Remeasurement of post-employment benefit obligations	272,977	213,703
Past service cost	40,542	46,846
End of year	3,276,400	2,847,608
Defined benefit obligation | Pensions
Post-employment pension plans.
Beginning of year	2,339,860
Service cost	90,045
Interest cost	150,253
Benefits paid	(154,542)
Remeasurement of post-employment benefit obligations	198,995
Past service cost	9,514
End of year	2,634,125	2,339,860
Defined benefit obligation | Seniority Premiums
Post-employment pension plans.
Beginning of year	507,748
Service cost	58,942
Interest cost	37,217
Benefits paid	(66,642)
Remeasurement of post-employment benefit obligations	73,982
Past service cost	31,028
End of year	$ 642,275	$ 507,748